Revenues	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenues
17. REVENUES
The Group’s revenues are disaggregated by major products/service lines and timing of revenue recognition.
Detailed
information is specified as follows:

	Year ended December 31,
Major products/services lines	2020	2021	2022
	US$	US$	US$
Service revenues
Platform commission	3,888	4,814	6,872
Ocean transportation service	12,537	36,257	37,957
Warehousing service	3,310	10,498	16,242
Last-mile delivery service	26,294	33,693	62,745
Others	14,101	13,070	16,812

Total service revenues	60,130	98,332	140,628

Product revenues
Product sales to B	39,858	50,699	49,128
Product sales to C	53,388	76,900	68,633

Off-platform ecommerce	93,246	127,599	117,761
GigaCloud 1P	122,102	188,266	231,682

Total product revenues	215,348	315,865	349,443

Revenues	275,478	414,197	490,071

	Year ended December 31,
Timing of revenue recognition	2020	2021	2022
	US$	US$	US$
Revenue from goods or services transferred to customers over time	48,148	89,986	121,951
Revenue from goods or services transferred to customers at a point in time	227,330	324,211	368,120

Revenues	275,478	414,197	490,071

Contract Liabilities
As of December 31, 2021 and 2022, the amounts of contract liabilities are US$3,690 and US$2,001, respectively. Changes in the contract liabilities balances for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$
Balance as of beginning of the year	362	3,424	3,690
Revenue recognized from opening balance of contract liabilities	(362)	(3,424)	(3,690)
Increase due to cash received	158,696	199,271	302,474
Revenue recognized from cash received during the year	(155,283)	(195,580)	(300,439)
Foreign exchange effect	11	(1)	(34)

Balance as of end of the year	3,424	3,690	2,001

Contract liabilities relate to considerations received in advance for merchandise sales and services provided on GigaCloud Marketplace for which control of the services occur at a later point in time. The contract liabilities will be recognized as revenue when the Group fulfils its performance obligations to transfer the promised products or services to customers, which is expected to occur within one
year.
The Group has elected the practical expedient in ASC
606-10-50-14(a)
not to disclose the information about remaining performance obligations which are part of contracts that have an original expected duration of one year or less.